Fair Value Measurements	3 Months Ended
Mar. 31, 2014
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

8.   FAIR VALUE MEASUREMENTS

The Company has adopted ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period. The adoption of ASC 820 did not have an impact on the Company’s financial position or results of operations.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis (the 2,062,108 Series A Warrants and Placement Agent Warrants issued as part of the Units in connection with the Offering) as of March 31, 2014 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the liability, and includes situations where there is little, if any, market activity for the liability :

Description	March 31, 2014	Level 1	Level 2	Level 3

Warrant Liability	$1,511,033	$—	$—	$1,511,033

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3):

Balance at December 31, 2013	$—
Issuance of Series A Warrants and Placement Agent Warrants as part of Offering Units on January 2, January 31, February 24, February 28 and March 31, 2014	1,764,317
Change in fair value	(253,284)

Balance at March 31, 2014	$1,511, 033

The fair value of the Series A Warrants and Placement Agent Warrants was determined using a Monte Carlo Simulation. This model requires the input of highly subjective assumptions, including the expected price volatility, which is based on the historical volatility of a peer group of publicly traded companies. Changes in the subjective input assumptions can materially affect the estimate of fair value of the warrants and the Company’s results of operations could be impacted.

The following assumptions were used in calculations of the Monte Carlo Simulation model for the three months ended March 31, 2014 and 2013:

	Three months ended March 31,
	2014	2013
Risk-free interest rates	0.68-0.93%	—
Expected life	3 years	—
Expected dividends	0%	—
Expected volatility	71-83%	—
Vycor Common Stock fair value	$1.88-2.39	—